Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 11,605	$ 11,972
Realized gains (losses)	562	639
Unrealized gains (losses)	1,066	76
Transfers in	5	156
Transfers out	(442)	(2)
Purchases	1,643	1,670
Sales	(2,974)	(2,906)
Balance, end of year	11,465	11,605
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0	4
Realized gains (losses)	(3)	(1)
Unrealized gains (losses)	3	1
Transfers in	0	0
Transfers out	0	0
Purchases	0	0
Sales	0	(4)
Balance, end of year	0	0
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	1,042	824
Realized gains (losses)	53	16
Unrealized gains (losses)	(8)	33
Transfers in	5	120
Transfers out	(442)	(2)
Purchases	75	142
Sales	(178)	(91)
Balance, end of year	547	1,042
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,797	5,931
Realized gains (losses)	390	459
Unrealized gains (losses)	546	32
Transfers in	0	12
Transfers out	0	0
Purchases	1,214	610
Sales	(2,223)	(1,247)
Balance, end of year	5,724	5,797
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	4,766	5,213
Realized gains (losses)	122	165
Unrealized gains (losses)	525	10
Transfers in	0	24
Transfers out	0	0
Purchases	354	918
Sales	(573)	(1,564)
Balance, end of year	5,194	4,766
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	474	585
Realized gains (losses)	14	74
Unrealized gains (losses)	63	(44)
Transfers in	1
Transfers out	(1)
Purchases	121	53
Sales	(226)	(194)
Balance, end of year	446	474
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	21	24
Realized gains (losses)	0	0
Unrealized gains (losses)	1	0
Transfers in	1
Transfers out	(1)
Purchases	5	0
Sales	(1)	(3)
Balance, end of year	26	21
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	343	437
Realized gains (losses)	2	58
Unrealized gains (losses)	58	(39)
Transfers in	0
Transfers out	0
Purchases	89	20
Sales	(183)	(133)
Balance, end of year	309	343
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	110	124
Realized gains (losses)	12	16
Unrealized gains (losses)	4	(5)
Transfers in	0
Transfers out	0
Purchases	27	33
Sales	(42)	(58)
Balance, end of year	$ 111	$ 110